DERIVATIVE LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2023
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Schedule of fair value of the foreign currency contract liability

	March 31, 2023	March 31, 2022

Notional amount	$4,250,000	$6,250,000
Leveraged amount (used to determine fair value of contract liability at March 31, 2023 and 2022)	$8,500,000	$12,500,000
Expected remaining term (in months)	17	25

Fair Value:
Foreign currency contract liability	$731,730	$440,196

Warrant [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Schedule of warrant liability

	March 31, 2023	January 31, 2023 (date issued)
Warrant liability:
Stock price	$0.90	$1.33
Risk-free interest rate	3.60%	3.63%
Expected volatility	108%	109%
Expected life (in years)	5.34	5.50
Expected dividend yield	—	—
Fair value of Warrant liability	$3,092,000	$4,956,000